Assets held for sale (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	May 09, 2018	Apr. 05, 2018	Dec. 02, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals	[1]	$ 0
Drilling units | Sale of West Rigel | Jurong Shipyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received				$ (126)
Assets held for sale | Drilling units | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)						23.00%
Fair value of consideration received				$ (126)	$ (126)
Loss on disposals			$ 2
Assets held for sale | Drilling units | Sale of West Rigel | Jurong Shipyard
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned (as percent)						77.00%

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".